STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
STOCK BASED COMPENSATION [Text Block]

NOTE 4 – STOCK BASED COMPENSATION

1.	Global Share Incentive Plan:

On May 23, 2012, the Company's board of directors adopted the global share incentive plan (2012) (“Global Share Incentive Plan (2012)”). Under the Global Share Incentive Plan (2012) 12,000,000 shares of common stock have been reserved for the grant of options, which may be issued at the discretion of the Company's board of directors from time to time. Under this plan, each option is exercisable into one share of common stock of the Company.

The options may be exercised after vesting and in accordance with the vesting schedule which will be determined by the Company's board of directors for each grant. The maximum contractual life term of the options is 10 years.

The fair value of each stock option grant is estimated at the date of grant using the Black and Scholes option pricing model. The volatility is based on historical volatilities of companies in comparable stages as well as companies in the industry historical volatility, by statistical analysis of the daily share pricing model. The expected term is equal to the contractual life, based on management estimation for the expected dates of exercising of the options.

2.

On February 2, 2012, 2,781,905 options were granted to Prof. Sara Ferber, the Company's Chief Scientific Officer, at an exercise price of $0.0001 per share. The options vest in twelve equal monthly installments from the date of grant and expire on February 2, 2022.The fair value of these options on the date of grant was $1,557,867 using the Black and Scholes option-pricing model.

3.

On February 2, 2012, 2,781,905 options were granted to Mr Jacob BenArie, the CEO of Orgenesis Ltd, at an exercise price of $0.69 per share. The options vest in twelve equal quarterly installments from the date of grant and expire on February 2, 2022. The fair value of these options as of the date of grant was $1,404,819 using the Black and Scholes option-pricing model.

4.

On June 4, 2012, 471,200 options were granted to Mr. Guy Yachin, the Company's member of the board of directors, at an exercise price of $0.85 per share. The options vest in five equal annual instalments from the date of grant and expire on June 4, 2022. The fair value of these options as of the date of grant was $363,478 using the Black and Scholes option-pricing model.

5.

On July 8, 2012, 706,890 options were granted to Mr. Yaron Eldar, the Company's member of the board of directors, at an exercise price of $0.79 per share. The options vest in five equal annual instalments from the date of grant and expire on July 8, 2022. The fair value of these options as of the date of grant was $506,635 using the Black and Scholes option-pricing model.

6.

On July 10, 2012, 3,338,285 options were granted to Ms. Caplan, the Company's Chairperson of the Board at an exercise price of $0.001 per share. The options vest in two equal annual instalments from the date of grant and expire on February 2, 2022. The fair value of these options as of the date of grant was $2,935,496 using the Black and Scholes option-pricing model.

7.

On July 8, 2012, 235,630 options were granted to Ms. Etti Hanochi, the Company's member of the board of directors, at an exercise price of $0.79 per share. The options vest in five equal annual instalments from the date of grant and expire on July 8, 2022. The fair value of these options as of the date of grant was $171,207 using the Black and Scholes option-pricing model.

8.

On July 16, 2013, 250,000 options were granted to Dr David Sidransky , the Company's member of the board of directors at an exercise price of $0.75 per share. The options vest in five equal annual installments from the date of grant and expire on July 16, 2023. The fair value of these options as of the date of grant was $167,561 using the Black and Scholes option-pricing model.

The fair value of each option grant is estimated on the date of grant using the Black and Scholes option-pricing model with the following assumptions:

For options
granted until
August 30,
2013
Expected option life (years)	10.0
Expected stock price volatility (%)	98 - 105
Risk free interest rate (%)	1.53 - 1.86
Expected dividend yield (%)	0.0

A summary of the Company's stock options granted to employees and directors as of August 31, 2013 and changes for the nine months ended August 31, 2012 is presented below:

		Nine months ended
	August 31, 2013		August 31, 2012

		Weighted		Weighted
	Number	average	Number	average
	Of	exercise	of	exercise
	Options	price	options	price
		$		$
Options outstanding at the beginning of the year	10,315,815	0.297	-	-
Changes during the period:
Granted - at market price	250,000	0.75	10,315,815	0.186
Expired	-	-	-	-

Options outstanding at end of the period	10,565,815	0.313	10,315,815	0.186

Options exercisable at end of the period	4,455,602	0.27	1,854,603	0.172

Costs incurred in respect of stock based compensation for employees and directors, for the nine months ended August 31, 2013 and August 31, 2012 were $1,882,761 and $2,139,260, respectively. The weighted average period of the remaining unearned compensation of $2,247,380 at August 31, 2013 will be recorded over 2.3 years.

The following table presents summary  information concerning the options granted to employees outstanding as of August 31, 2013:

		Weighted average
	Number of	remaining	Weighted average
Exercise	oustanding	contractual	Exercise	Aggregate
price	options	Life	price	intrinsic value
$		Years	$	$
0.0001	2,781,905	8.42	0.0001	2,086,151
0.001	3,338,285	8.42	0.001	2,500,375
0.69	2,781,905	8.42	0.69	166,914
0.75	250,000	9.87	0.75	-
0.79	942,520	8.85	0.79	-
0.85	471,200	8.76	0.85	-
	10,565,815	8.51	0.31	4,753,440

The following table presents summary  information concerning the options exercisable as of August 31, 2013:

	Number of
	Exercisable	Total
Exercise price	options	Exercise value
$		$
0.0001	2,781,905	278
0.69	1,390,953	959,757
0.79	188,504	148,918
0.85	94,240	80,104
	4,455,602	1,189,058

Options granted to non-employees:

1.

On April 14, 2012, 471,200 options were granted to Dr. G. Alexander (Zan) Fleming, the Company's advisor, at an exercise price of $1.40 per share. The options vest in five equal annual instalments from the date of grant and expire on April 14, 2022. The fair value of these options as of the date of grant is $564,907 using the Black and Scholes option-pricing model.

2.

On June 4, 2012, 706,904 options were granted to Mr. Dov Weinberg, the Company's CFO, at an exercise price of $0.69 per share. The options vest in four equal semi - annual installments from February 2, 2012 and expire on February 2, 2022. The fair value of these options as of the date of grant is $500,678 using the Black and Scholes option-pricing model.

3.

On November 21, 2012, 100,000 options were granted to Camillo Ricordi, a consultant for the Company, at an exercise price of $0.61 per share. The options vest in five equal annual installments from the date of grant and expire on November 21, 2022. The fair value of these options as of the date of grant is $64,513 using the Black and Scholes option-pricing model.

4.

On August 2, 2013, 100,000 options were granted to Prof. Skyler , one of the Company's advisory board, at an exercise price of $0.96 per share. The options vest in five equal annual installments from the date of grant and expire on April 4, 2023. The fair value of these options as of the date of grant was $65,620 using the Black and Scholes option-pricing model.

The fair value of each option grant is estimated on the date of grant using the Black and Scholes option-pricing model with the following assumptions:

For options granted
until
August 31,
2013
Expected option life (years)	10.0
Expected stock price volatility (%)	98 - 110
Risk free interest rate (%)	1.53 - 2.78
Expected dividend yield (%)	0.0

A summary of the status of the stock options granted to non-employees as of August 31, 2013 and August 31, 2012 and changes for the nine months ended is presented below:

	Nine months ended
	August 31, 2013		August 31, 2012

		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at beginning of year	1,278,104	0.95	-	-
Changes during the year:
Granted - at market price	100,000	0.96	1,178,104	0.97
Expired			-	-
Options outstanding at end of the period	1,378,104	0.94	1,178,104	0.97
Options exercisable at end of the period	624,418	0.8	176,726	0.69

Costs incurred in respect of stock based compensation for consultants, for the nine months ended August 31, 2013 and August 31, 2012 were $242,161 and $122,513 respectively. The weighted average period of the remaining unearned compensation of $423,417 as of August 31, 2013 will be recorded over 3.11 years. The following table presents summary information concerning the options granted to non-employees outstanding as of August 31, 2013:

		Weighted
		average	Weighted
	Number of	Remaining	Average
Exercise	Outstanding	Contractual	Exercise	Aggregate
prices	options	Life	Price	intrinsic value
$		Years		$
0.61	100,000	9.22	0.61	14,000
0.69	706,904	8.42	0.69	42,414
0.96	100,000	9.59	0.96	-
1.4	471,200	8.62	1.4	-
	1,378,104	8.63	0.942	56,414

The following table presents summary  information concerning the options exercisable as of August 31, 2013:

	Number of
Exercise	Exercisable	Total
prices	options	Exercise price
		$
0.69	530,178	365,822
1.4	94,240	131,936
	624,418	497,758

NOTE 4 – STOCK BASED COMPENSATION

1.	Global Share Incentive Plan:

On May 23, 2012, the Company's board of directors adopted the global share incentive plan (2012) ("Global Share Incentive Plan (2012) "). Under the Global Share Incentive Plan (2012), 12,000,000 shares of common stock have been reserved for the grant of options, which may be issued at the discretion of the Company's board of directors from time to time. Under this plan, each option is exercisable into one share of common stock of the Company.

The options may be exercised after vesting and in accordance with the vesting schedule which will be determined by the Company's board of directors for each grant. The maximum contractual life term of the options is 10 years.

The fair value of each stock option grant is estimated at the date of grant using the Black and Scholes option pricing model. The volatility is based on historical volatilities of companies in comparable stages as well as companies in the industry historical volatility, by statistical analysis of the daily share pricing model. The expected term is equal to the contractual life, based on management estimation for the expected dates of exercising of the options.

2.

On February 2, 2012, 2,781,905 options were granted to Prof. Sara Ferber, the Company's Chief Scientific Officer, at an exercise price of $0.0001 per share. The options vest in twelve equal monthly installments from the date of grant and expire on February 2, 2022. The fair value of these options on the date of grant was $1,557,867 using the Black and Scholes option-pricing model.

3.

On February 2, 2012, 2,781,905 options were granted to Mr Jacob BenArie, the Company's CEO, at an exercise price of $0.69 per share. The options vest in twelve equal quarterly installments from the date of grant and expire on February 2, 2022. The fair value of these options as of the date of grant was $1,404,819 using the Black and Scholes option-pricing model.

4.

On June 4, 2012, 471,200 options were granted to Mr. Guy Yachin, the Company's member of the board of directors, at an exercise price of $0.85 per share. The options vest in five equal annual instalments from the date of grant and expire on June 4, 2022. The fair value of these options as of the date of grant was $363,478 using the Black and Scholes option-pricing model.

5.

On July 8, 2012, 706,890 options were granted to Mr. Yaron Eldar, the Company's member of the board of directors, at an exercise price of $0.79 per share. The options vest in five equal annual instalments from the date of grant and expire on July 8, 2022. The fair value of these options as of the date of grant was $506,635 using the Black and Scholes option-pricing model.

6.

On July 10, 2012, 3,338,285 options were granted to Ms. Vered Kaplan, the Company's Chairperson of the Board at an exercise price of $0.001 per share. The options vest in two equal annual instalments from February 2, 2012 and expire on February 2, 2022. The fair value of these options as of the date of grant was $2,935,496 using the Black and Scholes option-pricing model.

7.

On July 8, 2012, 235,630 options were granted to Ms. Etti Hanochi, the Company's member of the board of directors, at an exercise price of $0.79 per share. The options vest in five equal annual instalments from the date of grant and expire on July 8, 2022. The fair value of these options as of the date of grant was $171,207 using the Black and Scholes option-pricing model.

The fair value of each option grant is estimated on the date of grant using the Black Scholes option-pricing model with the following assumptions:

For options granted
during the year
ended
November 30,
2012
Expected option life (years)	10.0
Expected stock price volatility (%)	104 - 105
Risk free interest rate (%)	1.53 - 1.86
Expected dividend yield (%)	0.0

A summary of the Company's stock options granted to employees and directors as of November 30, 2012 is presented below:

	2012
		Weighted
	Number	Average
	of	exercise
	options	price
		$
Options outstanding at the beginning of the year	-	-
Changes during the year:
Granted - at market price	10,315,815	0.297
Expired	-	-
Options outstanding at end of the year	10,315,815	0.297
Options exercisable at end of the year	2,781,905	0.17

*The Company did not grant stock based compensation during the year 2011.

Costs incurred in respect of stock based compensation for employees and directors, for the year ended November 30, 2012 was $2,976,922. The weighted average period of the remaining unearned compensation of $4,012,375 at November 30, 2012 will be recorded over 2.2 years.

The following table presents summary information concerning the options granted to employees and directors outstanding as of November 30, 2012:

		Weighted average
	Number of	remaining	Weighted average
Exercise	outstanding	contractual	Exercise	Aggregate
prices	options	Life	price	intrinsic value
$		Years	$	$
0.0001	2,781,905	9.17	0.0001	1,947,055
0.001	3,338,285	9.17	0.001	2,333,461
0.69	2,781,905	9.17	0.69	27,819
0.79	235,630	9.68	0.79	-
0.79	706,890	9.60	0.79	-

0.85	471,200	9.51	0.85	-
	10,315,815	9.23	0.297	4,308,335

The following table presents summary information concerning the options exercisable as of November 30, 2012:

	Number of
Exercise	Exercisable	Total
prices	options	Exercise value
$		$
0.0001	2,086,429	209
0.69	695,476	479,879
	2,781,905	480,088

Options granted to non employees:

5.

On April 14, 2012, 471,200 options were granted to Dr. G. Alexander (Zan) Fleming, the Company's advisor, at an exercise price of $1.40 per share. The options vest five equal annual instalments from the date of grant and expire on April 14, 2022. The fair value of these options as of the date of grant is $564,907 using the Black and Scholes option-pricing model.

6.

On June 4, 2012, 706,904 options were granted to Mr. Dov Weinberg, the Company's CFO, at an exercise price of $0.69 per share. The options vest in four equal semi-annual installments from February 2, 2012 and expire on February 2, 2022. The fair value of these options as of the date of grant is $5,500,678 using the Black and Scholes option-pricing model.

7.

On November 21, 2012, 100,000 options were granted to Camillo Ricordi, a consultant for the Company, at an exercise price of $0.61 per share. The options vest in five equal annual instalments from the date of grant and expire on November 21, 2022. The fair value of these options as of the date of grant is $64,513 using the Black and Scholes option-pricing model.

The fair value of each option grant is estimated on the date of grant using the Black and Scholes option-pricing model with the following assumptions:

For options granted
during the year
ended
November 30,
2012
Expected option life (years)	10.0
Expected stock price volatility (%)	104 - 110
Risk free interest rate (%)	1.51 - 1.62
Expected dividend yield (%)	0.0

A summary of the status of the stock options granted to non employees as of November 30, 2012 and changes for year ended is presented below:

	2012
		Weighted
	Number	Average
	of	exercise
	options	price
		$
Options outstanding at the beginning of the year	-	-
Changes during the year:
Granted - at market price	1,278,104	0.95
Expired	-	-
Options outstanding at end of the year	1,278,104	0.95
Options exercisable at end of the year	176,726	0.69

*The Company did not grant stock based compensation during 2011.

Costs incurred in respect of stock based compensation for consultants, for the twelve months ended November 30 2012 was $242,055. The weighted average period of the remaining unearned compensation of $583,680 at November 30, 2012 will be recorded over 2.98 years.

The following table presents summary information concerning the options granted to non employees outstanding as of November 30, 2012:

		Weighted
		average	Weighted
	Number of	remaining	average
Exercise	outstanding	contractual	Exercise	Aggregate
prices	options	Life	price	intrinsic value
$		Years	$	$
1.4	471,200	9.37	1.4	-
0.69	706,904	9.17	0.69	7,069
0.61	100,000	9.98	0.61	9,000
	1,278,104	9.31	0.95	16,069

The following table presents summary information concerning the options exercisable as of November 30, 2012:

	Number of
Exercise	exercisable	Total
prices	options	Exercise price
$		$
0.69	176,726	121,941
	176,726	121,941